Transition to IFRS 9 and IFRS 15 IFRS 9: Financial Instruments - Narrative (Details) £ in Millions	Sep. 30, 2018 GBP (£)
Financial liabilities at fair value through profit or loss, category [member]
IFRS 9 Reclassification Category [Line Items]
Fair value of financial liabilities previously designated at amortised cost reclassified due to requirements of IFRS 9, initial application of IFRS 9	£ 570
Increase (decrease) in financial liabilities on basis of measurement category, initial application of IFRS 9	32
Retained earnings [member] | Financial liabilities at fair value through profit or loss, category [member]
IFRS 9 Reclassification Category [Line Items]
Increase (decrease) in equity on basis of measurement category initial application of IFRS9	(40)
Retained earnings [member] | Hedging instruments [member]
IFRS 9 Reclassification Category [Line Items]
Increase (decrease) in equity on basis of measurement category initial application of IFRS9	(67)
Other reserves [member] | Financial liabilities at fair value through profit or loss, category [member]
IFRS 9 Reclassification Category [Line Items]
Increase (decrease) in equity on basis of measurement category initial application of IFRS9	7
Reserve of cash flow hedges [member] | Hedging instruments [member]
IFRS 9 Reclassification Category [Line Items]
Increase (decrease) in equity on basis of measurement category initial application of IFRS9	£ (10)